Consolidated Statements of Financial Position - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Accounts receivable	CAD 2,041	CAD 1,949
Inventories	313	315
Other current assets	197	215
Current portion of derivative instruments	421	91
Total current assets	2,972	2,570
Property, plant and equipment	11,143	10,749
Intangible assets	7,244	7,130
Investments	2,561	2,174
Derivative instruments	953	1,708
Other long-term assets	82	98
Deferred tax assets	3	8
Goodwill	3,905	3,905
Total assets	28,863	28,342
Current liabilities:
Bank advances	6	71
Short-term borrowings	1,585	800
Accounts payable and accrued liabilities	2,931	2,783
Income tax payable	62	186
Current portion of provisions	4	134
Unearned revenue	346	367
Current portion of long-term debt	1,756	750
Current portion of derivative instruments	133	22
Total current liabilities	6,823	5,113
Provisions	35	33
Long-term debt	12,692	15,330
Derivative instruments	147	118
Other long-term liabilities	613	562
Deferred tax liabilities	2,206	1,917
Total liabilities	22,516	23,073
Shareholders’ equity	6,347	5,269
Total liabilities and shareholders’ equity	CAD 28,863	CAD 28,342